UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08012
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Government Obligations Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 83.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.915%, with maturity at 2035(1)	$10,432	$10,987,723
3.055%, with maturity at 2034(1)	2,301	2,429,986
5.00%, with various maturities to 2018	4,870	5,263,283
5.50%, with various maturities to 2032	9,037	9,808,055
6.00%, with various maturities to 2035	24,200	27,424,634
6.50%, with various maturities to 2036	63,477	73,216,566
6.87%, with maturity at 2024	214	251,417
7.00%, with various maturities to 2035	30,755	35,656,136
7.09%, with maturity at 2023	696	806,322
7.25%, with maturity at 2022	1,025	1,178,889
7.31%, with maturity at 2027	310	375,877
7.50%, with various maturities to 2035	26,069	31,483,984
7.63%, with maturity at 2019	382	430,688
7.75%, with maturity at 2018	20	22,146
7.78%, with maturity at 2022	144	170,218
7.85%, with maturity at 2020	267	308,332
8.00%, with various maturities to 2028	8,929	10,248,331
8.13%, with maturity at 2019	513	590,247
8.15%, with various maturities to 2021	225	263,834
8.25%, with maturity at 2017	43	48,389
8.50%, with various maturities to 2031	7,457	9,038,702
8.75%, with maturity at 2016	8	8,315
9.00%, with various maturities to 2027	5,872	6,634,404
9.25%, with maturity at 2017	44	49,384
9.50%, with various maturities to 2026	1,788	2,091,658
9.75%, with maturity at 2018	1	875
10.50%, with maturity at 2020	599	700,281
11.00%, with maturity at 2015	18	19,966

		$229,508,642

Federal National Mortgage Association:
2.456%, with maturity at 2026(1)	$957	$992,094
2.461%, with maturity at 2022(1)	1,859	1,911,513
2.471%, with various maturities to 2033(1)	3,774	3,915,238
2.474%, with various maturities to 2035(1)	28,792	30,003,809
2.509%, with maturity at 2022(1)	1,729	1,772,407
2.52%, with maturity at 2035(1)	1,768	1,832,221
2.545%, with maturity at 2031(1)	3,024	3,104,278
2.722%, with maturity at 2037(1)	5,791	6,073,159
2.763%, with maturity at 2040(1)	1,820	1,911,002
2.979%, with maturity at 2036(1)	1,722	1,777,056
3.378%, with maturity at 2036(1)	2,094	2,152,630
3.659%, with maturity at 2034(1)	7,080	7,670,257
3.821%, with maturity at 2035(1)	8,391	9,113,551
3.879%, with maturity at 2036(1)	594	621,563
3.897%, with maturity at 2021(1)	1,596	1,656,716
3.944%, with maturity at 2034(1)	6,678	7,260,544
4.247%, with maturity at 2036(1)	26,100	28,391,514
4.445%, with maturity at 2035(1)	8,371	9,106,130
4.50%, with various maturities to 2018	19,815	21,289,926
4.788%, with maturity at 2034(1)	22,467	24,440,284
5.00%, with various maturities to 2027	10,183	11,040,007
5.50%, with various maturities to 2030	24,428	26,726,524
6.00%, with various maturities to 2034	61,157	69,472,297
6.499%, with maturity at 2025(2)	274	321,620
6.50%, with various maturities to 2036	215,065	246,703,806
7.00%, with various maturities to 2036	81,893	96,773,796
7.25%, with maturity at 2023	21	22,249
7.50%, with various maturities to 2032	9,588	11,491,935
7.875%, with maturity at 2021	739	876,531
7.902%, with maturity at 2030(2)	23	26,127
8.00%, with various maturities to 2032	39,194	47,867,916
8.25%, with maturity at 2025	278	329,185
8.33%, with maturity at 2020	647	760,348
8.497%, with maturity at 2021(2)	100	120,305
8.50%, with various maturities to 2032	7,299	8,956,396
9.00%, with various maturities to 2030	869	1,039,157
9.50%, with various maturities to 2030	2,015	2,402,106
9.633%, with maturity at 2025(2)	27	33,098
9.725%, with maturity at 2021(2)	80	92,683
9.75%, with maturity at 2019	13	15,462
9.812%, with maturity at 2020(2)	38	43,021
9.913%, with maturity at 2021(2)	65	78,402
9.993%, with maturity at 2023(2)	53	62,314
10.10%, with maturity at 2021(2)	47	54,876
10.262%, with maturity at 2025(2)	29	33,415
10.533%, with maturity at 2025(2)	14	15,157
11.00%, with maturity at 2020	469	522,053
11.374%, with maturity at 2019(2)	54	58,220
11.893%, with maturity at 2018(2)	41	45,013
12.065%, with maturity at 2021(2)	14	15,696
12.712%, with maturity at 2015(2)	54	58,528

		$691,054,135

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$327	$338,715
2.00%, with maturity at 2026(1)	331	346,783
6.00%, with maturity at 2033	16,216	18,890,480
6.10%, with maturity at 2033	11,265	13,320,869
6.50%, with various maturities to 2036	17,149	20,272,107

See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Government National Mortgage Association: (continued)

7.00%, with various maturities to 2034	$31,912	$37,754,195
7.25%, with maturity at 2022	25	28,188
7.50%, with various maturities to 2025	5,716	6,622,575
8.00%, with various maturities to 2027	8,993	10,647,420
8.25%, with maturity at 2019	127	145,935
8.30%, with maturity at 2020	37	43,076
8.50%, with various maturities to 2018	1,292	1,450,647
9.00%, with various maturities to 2027	6,099	7,707,592
9.50%, with various maturities to 2026	3,798	4,676,978

		$122,245,560

Total Mortgage Pass-Throughs
(identified cost $994,167,650)		$1,042,808,337

Collateralized Mortgage Obligations — 4.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$228	$242,174
Series 1822, Class Z, 6.90%, 3/15/26	1,260	1,343,510
Series 1829, Class ZB, 6.50%, 3/15/26	560	623,630
Series 1896, Class Z, 6.00%, 9/15/26	640	674,661
Series 2075, Class PH, 6.50%, 8/15/28	316	354,362
Series 2091, Class ZC, 6.00%, 11/15/28	1,271	1,393,019
Series 2102, Class Z, 6.00%, 12/15/28	311	339,449
Series 2115, Class K, 6.00%, 1/15/29	2,054	2,210,491
Series 2142, Class Z, 6.50%, 4/15/29	672	731,833
Series 2245, Class A, 8.00%, 8/15/27	8,469	9,851,774

		$17,764,903

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$294	$344,278
Series G92-44, Class ZQ, 8.00%, 7/25/22	280	310,525
Series G93-36, Class ZQ, 6.50%, 12/25/23	11,000	12,495,228
Series 1993-16, Class Z, 7.50%, 2/25/23	389	450,820
Series 1993-39, Class Z, 7.50%, 4/25/23	1,076	1,250,839
Series 1993-45, Class Z, 7.00%, 4/25/23	1,206	1,369,735
Series 1993-149, Class M, 7.00%, 8/25/23	458	520,103
Series 1993-178, Class PK, 6.50%, 9/25/23	941	1,056,455
Series 1993-250, Class Z, 7.00%, 12/25/23	205	216,481
Series 1994-40, Class Z, 6.50%, 3/25/24	937	1,051,716
Series 1994-42, Class K, 6.50%, 4/25/24	4,288	4,848,347
Series 1994-82, Class Z, 8.00%, 5/25/24	1,577	1,842,622
Series 1997-81, Class PD, 6.35%, 12/18/27	612	689,889
Series 2000-49, Class A, 8.00%, 3/18/27	872	1,043,613
Series 2001-81, Class HE, 6.50%, 1/25/32	2,389	2,709,681
Series 2002-1, Class G, 7.00%, 7/25/23	621	705,151
Series 2005-37, Class SU, 28.245%, 3/25/35(3)	4,405	6,659,228

		$37,564,711

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$553	$629,498

Total Collateralized Mortgage Obligations
(identified cost $52,048,280)		$55,959,112

U.S. Government Agency Obligations — 10.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,669,335
5.77%, 1/5/27	5,000	6,604,670

		$13,274,005

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,834,835
4.75%, 3/10/23	4,500	5,510,507
5.365%, 9/9/24	6,445	8,241,002
5.375%, 8/15/24	14,700	18,875,006
5.625%, 6/11/21	17,000	21,894,827
5.75%, 6/12/26	2,720	3,577,110

		$63,933,287

United States Agency for International Development — Israel:
0.00%, 5/1/20	$2,200	$1,837,647
5.50%, 9/18/23	26,850	34,480,206
5.50%, 4/26/24	16,015	20,582,638

		$56,900,491

Total U.S. Government Agency Obligations
(identified cost $114,095,636)		$134,107,783

U.S. Treasury Obligations — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,995,314

Total U.S. Treasury Obligations
(identified cost $6,195,691)		$8,995,314

See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(5)	$28,944	$28,943,727

Total Short-Term Investments
(identified cost $28,943,727)		$28,943,727

Total Investments — 101.8%
(identified cost $1,195,450,984)		$1,270,814,273

Other Assets, Less Liabilities — (1.8)%		$(23,024,546)

Net Assets — 100.0%		$1,247,789,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $1,166,507,257)	$1,241,870,546
Affiliated investment, at value (identified cost, $28,943,727)	28,943,727
Interest receivable	6,200,191
Interest receivable from affiliated investment	1,663
Receivable for investments sold	202,972

Total assets	$1,277,219,099

Liabilities

Payable for investments purchased	$28,506,149
Payable for variation margin on open financial futures contracts	88,284
Payable to affiliates:
Investment adviser fee	725,324
Trustees’ fees	3,947
Accrued expenses	105,668

Total liabilities	$29,429,372

Net Assets applicable to investors’ interest in Portfolio	$1,247,789,727

Sources of Net Assets

Investors’ capital	$1,173,431,516
Net unrealized appreciation	74,358,211

Total	$1,247,789,727

See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest	$20,457,383
Interest allocated from affiliated investment	15,652
Expenses allocated from affiliated investment	(2,498)

Total investment income	$20,470,537

Expenses

Investment adviser fee	$4,158,388
Trustees’ fees and expenses	24,921
Custodian fee	147,915
Legal and accounting services	61,252
Miscellaneous	16,061

Total expenses	$4,408,537

Net investment income	$16,062,000

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,679,638
Investment transactions allocated from affiliated investment	292
Financial futures contracts	(2,231,515)

Net realized gain	$1,448,415

Change in unrealized appreciation (depreciation) —
Investments	$5,178,256
Financial futures contracts	(1,286,719)

Net change in unrealized appreciation (depreciation)	$3,891,537

Net realized and unrealized gain	$5,339,952

Net increase in net assets from operations	$21,401,952

See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$16,062,000	$33,067,020
Net realized gain (loss) from investment transactions and financial futures contracts	1,448,415	(11,245,982)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,891,537	(1,589,742)

Net increase in net assets from operations	$21,401,952	$20,231,296

Capital transactions —
Contributions	$212,625,713	$189,445,095
Withdrawals	(105,746,337)	(289,370,516)

Net increase (decrease) in net assets from capital transactions	$106,879,376	$(99,925,421)

Net increase (decrease) in net assets	$128,281,328	$(79,694,125)

Net Assets

At beginning of period	$1,119,508,399	$1,199,202,524

At end of period	$1,247,789,727	$1,119,508,399

See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.75	%(2)	0.75%	0.76%	0.77%	0.80%	0.80%
Net investment income	2.73	%(2)	3.08%	3.48%	3.97%	4.48%	4.60%
Portfolio Turnover	14	%(3)	19%	22%	28%	19%	23%

Total Return	1.77%		2.21%	5.95%	11.54%	4.85%	5.49%

Net assets, end of period (000’s omitted)	$1,247,790		$1,119,508	$1,199,203	$957,281	$810,627	$687,747

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Government Obligations Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Low Duration Fund held an interest of 91.0%, 5.9% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $4,158,388 or 0.71% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $279,056,862 and $164,236,775, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,207,828,110

Gross unrealized appreciation	$63,615,647
Gross unrealized depreciation	(629,484)

Net unrealized appreciation	$62,986,163

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	550 U.S. 5-Year Treasury Note	Short	$(67,834,766)	$(68,088,281)	$(253,515)
6/12	475 U.S. 10-Year Treasury Note	Short	(62,180,469)	(62,833,594)	(653,125)
6/12	75 U.S. 30-Year Treasury Bond	Short	(10,617,187)	(10,715,625)	(98,438)

					$(1,005,078)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures contracts	$—	$(1,005,078	)(1)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Futures contracts	$(2,231,515	)(1)	$(1,286,719	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2012, which is indicative of the volume of this derivative type, was approximately $119,286,000.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$1,042,808,337	$—	$1,042,808,337
Collateralized Mortgage Obligations	—	55,959,112	—	55,959,112
U.S. Government Agency Obligations	—	134,107,783	—	134,107,783
U.S. Treasury Obligations	—	8,995,314	—	8,995,314
Short-Term Investments	—	28,943,727	—	28,943,727

Total Investments	$—	$1,270,814,273	$—	$1,270,814,273

Liability Description

Futures Contracts	$(1,005,078)	$—	$—	$(1,005,078)

Total	$(1,005,078)	$—	$—	$(1,005,078)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Government Obligations Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

Eaton Vance
Government Obligations Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance
Government Obligations Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Government Obligations Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Government Obligations Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Government Obligations Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Government Obligations Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

140-6/12	GOSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	June 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 13, 2012

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	June 13, 2012